Retirement benefits - Assumptions Used in Accounting for Gratuity Plan (Detail) - Gratuity		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - net periodic benefit cost	[1]	6.90%	6.50%	7.20%
Rate of increase in compensation levels of covered employees		4.00%	4.00%	3.00%
Rate of return on plan assets		5.70%	6.50%	6.50%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - net periodic benefit cost	[1]	8.50%	8.10%	8.30%
Rate of increase in compensation levels of covered employees		13.00%	14.00%	15.00%
Rate of return on plan assets		8.50%	7.00%	7.40%

[1]	Weighted average assumptions are used to determine both benefit obligations and net periodic benefit cost.